Derivative Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Net effect of the cross-currency swaps	$ 11,000
Amount offset against exchange rate difference	19,500
Amount offset against interest expenses	$ 8,500